SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Municipal Securities Tender Option Bond Trusts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) trust	Dec. 31, 2015 USD ($)
Variable Interest Entity
Number of TOB trusts | trust	2
Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
Municipal bonds owned by trusts, that have credit guarantee provided by the Company	$ 82	$ 82
Liquidity agreements, customer TOB trust	2,900	3,100
Notional amount of offsetting reimbursement agreements	2,100	2,200
Liquidity agreements, other trusts	$ 7,400	8,100
Maximum | Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
The threshold ownership percentage on Residual value of customers TOBs for which the reimbursement agreement applied	25.00%
Client intermediation
Variable Interest Entity
Proceeds from new securitizations	$ 2,300	$ 2,000